Equity (Deficit) (Tables)	3 Months Ended
Mar. 31, 2025
Disclosure Of Equity [abstract]
Summary of Certificate of Contribution "A"
PEMEX’s Certificates of Contribution “A” are as follows:

	Amount
Certificates of Contribution “A” as of December 31, 2023	Ps.	1,196,207,416
Increase in Certificates of Contribution “A” during 2024	156,509,050
Certificates of Contribution “A” as of December 31, 2024	Ps.	1,352,716,466
Increase in Certificates of Contribution “A” during 2025	80,002,573
Certificates of Contribution “A” as of March 31, 2025	Ps.	1,432,719,039

Summary of Government Contributions to Petróleos Mexicanos through the Ministry of Energy
Mexican Government contributions made in the form of Certificates of Contribution “A” during the three-month period ended March 31, 2025 totaled Ps.80,002,573 and were designated for the strengthening of Petróleos Mexicanos' financial position, as follows:

Date	Strengthening of financial position
January 10,	Ps.	20,382,300
January 10,	1,803,442
February 7,	15,000,000
February 19,	23,532,337
March 19,	19,284,494
Total	Ps.	80,002,573